Operating leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating lease costs	$ 7,789	$ 8,089
Income from sub-leases	(211)	(268)
Net operating lease costs	$ 7,578	$ 7,821